Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended									12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 936,588	$ 835,000	$ 757,000	$ 580,000	$ 487,963	$ 368,000	$ 307,000	$ 234,000	$ 191,000	$ 2,659,943	$ 1,100,539
Gross margin income (loss)	339,355	143,000	167,000	72,000	54,642	(153,000)	(62,000)	(111,000)	(163,000)	436,955	(487,284)
Operating loss	(1,167,739)	(1,274,000)	(1,257,000)	(1,287,000)	(1,260,075)	(1,681,000)	(1,549,000)	(1,554,000)	(1,541,000)	(5,078,375)	(6,324,458)
Net loss	$ (2,297,264)	$ (1,441,000)	$ (1,840,000)	$ (14,960,000)	$ (1,323,537)	$ (1,717,000)	$ (1,567,000)	$ (1,551,000)	$ (1,546,000)	$ (19,565,426)	$ (6,382,433)
Net loss per share, basic and diluted	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.38)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.40)	$ (0.17)